UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     452 Fifth Avenue
             HSBC Tower, 29th Floor
             NEW YORK, NEW YORK  10018

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             PETER ZAYFERT
Title:            EXECUTIVE VICE PRESIDENT
Phone:            (212) 284-4800

Signature, Place, and Date of Signing:


      /s/ PETER ZAYFERT
------------------------------   ------------------------  ---------------------
      PETER ZAYFERT                 NEW YORK, NEW YORK       May 11, 2005
      EXECUTIVE VICE PRESIDENT


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       34

Form 13F Information Table Value Total:                       $112,229
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name

         1        28-10204                  FLETCHER INTERNATIONAL, LTD.


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

                                                     FORM 13F INFORMATION TABLE

                                                      Fair                                                  Voting Authority
                                                     Market    Shares or                                    -----------------
                           Title of        CUSIP      Value    Principal   SH/   Put/ Investment   Other    (A)    (B)    (C)
      Name of Issuer         Class        Number    (x$1,000)    Amount    PRN   Ca l Discretion  Managers  Sole Shared  None
-------------------------  --------     ----------  ---------  ---------  ----   ---- ----------  --------  ---- ------  ----

Allied Waste Inds Inc        COM          019589308        53       7,300  SH           Defined      1       X
Alloy Inc                    COM          019855105    12,205   2,075,661  SH           Defined      1       X
American Express Co          COM          025816109       776      15,100  SH           Defined      1       X
Cal Dive Int Inc             COM          127914109     9,187     202,814  SH           Defined      1       X
Casella Waste Sys Inc        CL A         147448104        95       7,200  SH           Defined      1       X
Champion Enterprises Inc     COM          158496109    12,576   1,337,915  SH           Defined      1       X
Cooper Cameron Corp          COM          216640102     1,567      27,390  SH           Defined      1       X
Devry Inc DEL                COM          251893103       115       6,100  SH           Defined      1       X
Dow Chem Co                  COM          260543103       842      16,900  SH           Defined      1       X
Euronet Worldwide Inc        COM          298736109    34,260   1,200,000  SH           Defined      1       X
Faro Technologies Inc        COM          311642102       610      25,900  SH           Defined      1       X
Federal Natl Mtg Assn        COM          313586109       397       7,300  SH           Defined      1       X
First Data Corp              COM          319963104       751      19,110  SH           Defined      1       X
Fleetwood Enterprises Inc    COM          339099103     1,409     161,977  SH           Defined      1       X
FLIR Sys Inc                 COM          302445101       733      24,200  SH           Defined      1       X
Input/Output Inc             COM          457652105     1,045     162,000  SH           Defined      1       X
Interactive Data Corp        COM          45840J107       995      47,950  SH           Defined      1       X
ITT Educational Services     COM          45068B109       107       2,200  SH           Defined      1       X
Inc
Lone Star Technologies Inc   COM          542312103       970      24,600  SH           Defined      1       X
Mechanical Technology Inc    COM          583538103     6,755   1,528,242  SH           Defined      1       X
Newpark Res Inc              COM          651718504     6,202   1,053,000  SH           Defined      1       X
Oceaneering Int Inc          COM          675232102       270       7,200  SH           Defined      1       X
Oil Service HOLDRS TR        Depostry     678002106     7,215      74,960  SH           Defined      1       X
                             Rcpt
Oil Service HOLDRS TR        Put          678002956       438       2,500  SH   Put     Defined      1       X
Oil Sts Intl Inc             COM          678026105       279      13,600  SH           Defined      1       X
Orbotech Ltd                 ORD          M75253100       716      32,700  SH           Defined      1       X
Rewards Network Inc          COM          761557107       335      80,490  SH           Defined      1       X
SPDR TR                      Unit Ser 1   78462F103     8,189      69,424  SH           Defined      1       X
SPDR TR                      Unit Ser 1   78462F103        52         437  SH           Defined              X
Superior Energy Svcs Inc     COM          868157108       361      21,000  SH           Defined      1       X
Tetra Tech Inc NEW           COM          88162G103        50       4,000  SH           Defined      1       X
TRC Cos Inc                  COM          872625108     2,251     153,107  SH           Defined      1       X
Waste Connections Inc        COM          941053100       136       3,900  SH           Defined      1       X
W-H Energy Svcs Inc          COM          92925E108       287      12,000  SH           Defined      1       X